Related Party Transactions (Detail) - USD ($) $ in Millions		12 Months Ended		21 Months Ended
	Jan. 13, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Sep. 30, 2018
Equity-accounted joint ventures | LNG Carriers | Income (loss) from Discontinued Operation
Related Party Transaction [Line Items]
Revenue from related parties		$ 82.8	$ 78.3
Seapeak | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership interest					52.00%
Seapeak | Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0.8	$ 23.5	$ 23.6
Teekay Lng Marubeni Joint Venture [Member] | Seapeak
Related Party Transaction [Line Items]
Lessee, Operating Lease, Extension Of Term Of Contract				21 months
Lessee, Operating Lease, Term of Contract						2 years